Corporate Income Taxes- Significant Components of Deferred Tax Assets and Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit)for the year recorded in income	$ 331	$ (3)	$ 178
Deferred tax assets	3,704	3,641
Deferred tax liabilities	3,441	2,908
Net deferred tax assets (liabilities)	263	733	$ 1,016
Deferred tax assets tax loss carry forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit)for the year recorded in income	48	73
Deferred tax assets	286	338
Deferred tax assets allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit)for the year recorded in income	(13)	(117)
Deferred tax assets	767	858
Deferred tax assets deferred compensation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit)for the year recorded in income	34	41
Deferred tax assets	208	242
Deferred tax assets deferred income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit)for the year recorded in income	15	(68)
Deferred tax assets	475	476
Deferred Tax Asset Property And Equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit)for the year recorded in income	112	48
Deferred tax assets	321	433
Deferred tax assets pension and other postretirement benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit)for the year recorded in income	(44)	16
Deferred tax assets	853	537
Deferred tax assets securities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit)for the year recorded in income	(14)	(17)
Deferred tax assets	161	199
Deferred tax assets cash flow hedges [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		33
Deferred tax assets other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit)for the year recorded in income	(195)	(235)
Deferred tax assets	633	525
Deferred tax liabilities cash flow hedges [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	317
Deferred tax liabilities compensation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit)for the year recorded in income	(48)
Deferred tax liabilities	109	64
Deferred tax liabilities deferred income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit)for the year recorded in income	(31)	(22)
Deferred tax liabilities	178	181
Deferred tax liability property and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit)for the year recorded in income	(20)	(93)
Deferred tax liabilities	132	137
Deferred tax liabilities pension and other post-retirement benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit)for the year recorded in income	(67)	(12)
Deferred tax liabilities	150	110
Deferred tax liabilities securities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit)for the year recorded in income	(12)	(8)
Deferred tax liabilities	158	166
Deferred tax liabilities invesment in subsidiaries [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit)for the year recorded in income	(116)	(26)
Deferred tax liabilities	180	63
Deferred tax liabilities intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit)for the year recorded in income	(5)	69
Deferred tax liabilities	1,836	1,788
Deferred tax liabilities others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit)for the year recorded in income	(89)	(164)
Deferred tax liabilities	381	399
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit)for the year recorded in income	(57)	(259)
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit)for the year recorded in income	$ (388)	$ (256)